Impairment of non-current assets - Breakdown of the CGU's carrying amount tested for impairment (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Impairment of non-current assets.
Length of period for financial budgets used for cash flow projections			5 years
Reversal of impairment loss			$ 1,162
Impairment loss (reversal of impairment loss)			557,497	$ 142,133	$ 3,283
Impairment loss (reversal of impairment loss) after tax			485,692
Jarosite project
Impairment of non-current assets.
Impairment loss			45,220
Ambrosia mine assets
Impairment of non-current assets.
Impairment loss			10,410
Atacocha underground assets
Impairment of non-current assets.
Impairment loss			10,055
Cerro Pasco
Impairment of non-current assets.
Impairment loss			225,633	$ 142,133
Mining Peru - goodwill
Impairment of non-current assets.
Impairment loss	$ 0	$ 267,342	$ 267,342